Equity - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2016	Nov. 30, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Dividend payable annual percentage	40.00%
Dividends payable per share			$ 0.80
Share repurchase program period value			$ 176,902,000
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount		$ 250,000,000
Accelerated share repurchase [member]
Disclosure of equity [line items]
Share repurchase program period value			$ 73,100,000
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised			80,000,000
Common stock, shares issued			33,998,654	33,861,872
Common stock, shares outstanding			30,995,120	31,421,265	31,337,856
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised			80,000,000
Common stock, shares issued			10,938,125	10,938,125
Common stock, shares outstanding			10,938,125	10,938,125	10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised			80,000,000
Common stock, shares outstanding			0	0